Stock-Based Compensation - Schedule of RSU Activity (Details) - Restricted Stock Units [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 28, 2025	Dec. 29, 2024
Schedule of RSU Activity [Line Items]
Number of RSUs, Unvested, Beginning balance	1,982,135	58,097
Weighted Average Grant Date Fair Value, Unvested, Beginning balance	$ 1.78	$ 2.07
Number of RSUs, Granted	22,235,871	2,593,097
Weighted Average Grant Date Fair Value, Granted	$ 1.73	$ 1.78
Number of RSUs, Vested and released	(4,318,313)	(669,059)
Weighted Average Grant Date Fair Value, Vested and released	$ 1.74	$ 1.73
Number of RSUs, Cancelled or forfeited	(3,756,238)
Weighted Average Grant Date Fair Value, Cancelled or forfeited	$ 1.73
Number of RSUs, Unvested, Ending balance	16,143,455	1,982,135
Weighted Average Grant Date Fair Value, Unvested, Ending balance	$ 1.73	$ 1.78